SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Disclosure of supplementary cash flow information [abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

26. SUPPLEMENTARY CASH FLOW INFORMATION

	Years ended December 31,
	2025	2024
Change in non-cash working capital items
Accounts receivable	(7,394)	8,689
Inventories	(7,722)	(5,958)
Prepaids	(962)	763
Accounts payable and accrued liabilities(1)	10,477	1,207
Customer advance payments	2,478	1,216
	(3,123)	5,917
Non-cash investing and financing activities
Cariboo acquisition, net assets (Note 13)	-	61,232
Right-of-use assets acquired	18,714	11,454

(1) Excludes accounts payable and accrued liability changes on capital expenditures.

During the first quarter of 2024, the Company replaced its letter of credit with the Province of British Columbia with a surety bond, which resulted in a $12,500 release of restricted cash to the Company's cash and equivalents.